Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Oppenheimer International Growth & Income Fund
Prospectus Date	rr_ProspectusDate	Oct. 28, 2016
Document Creation Date	dei_DocumentCreationDate	Oct. 27, 2016